Average Annual Total Returns{- Fidelity® Growth Discovery Fund} - 06.30 Fidelity Growth Discovery Fund Retail PRO-07 - Fidelity® Growth Discovery Fund	Fidelity Growth Discovery Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Growth Discovery Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Growth Discovery Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Growth Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	43.50%	21.03%	17.15%	40.03%	19.64%	16.44%	27.57%	16.88%	14.50%	38.26%	20.67%	16.93%